INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 29, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.                                      INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Domain names	$1,846,858	$1,846,858
Partnership agreement	405,475	349,783
Student base	315,545	221,082
Trade name	262,360	262,360
Non-compete agreement	19,200	17,012
Education license	9,902	4,509

Less: accumulated amortization	(2,252,379)	(2,584,109)
Add: foreign exchange difference	49,824	66,028
	$656,785	$183,523

Domain names were acquired from third parties and the rest of intangible assets were recorded as a result of acquisitions in the year ended February 28, 2009.

The Group recorded amortization expense of $841,193, $715,038, and $490,883 for the years ended February 28, 2010, February 28,2011 and February 29, 2012, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are $28,601, $28,601, $28,601,$28,601, and $28,601, respectively.